Consolidated statement of comprehensive income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Comprehensive Income
Net income	$ 1,431,185	$ 8,157,980	$ 2,731,298
Other Comprehensive Income
Foreign currency translation adjustment	1,189,858	424,403	(6,026)
Comprehensive income	2,621,043	8,582,383	2,725,272
Less: Comprehensive (income)/loss attributable to non-controlling interests	(177,307)	(26,221)	0
Comprehensive income attributable to Lizhan Environmental Coorporation	$ 2,798,350	$ 8,608,604	$ 2,725,272